Reserve table and non-controlling interest narrative (Detail) - Total equity attributable to the owners of the parents [member] - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reserve [line items]
Legal reserves percent increase	5.00%	5.00%	0.00%
Legal reserve max percent of capital	10.00%	10.00%	0.00%
Written put option Rapid Fit Plus	€ 845	€ 788	€ 735
Written put option Rapid Fit Plus undiscounted estimated redemption amount	875	875	875
Written put option Rapid Fit Plus initial reclassification from non-controlling interest	264
Written put option Rapid Fit Plus iniitial reclassification from consolidated reserves	64
Written put option Rapid Fit Plus increase/decrease written put option	€ 273
Issued dilution warrants to non-controlling interest	0
Issued dilution warrants fair value	€ 0	€ 0	€ 0
Average price per share, capital increase via exerciese of warrants	€ 3.72	€ 0
Average price per share, capital increase in cash - public offering	€ 11.08	€ 0